Long-Term Debt, $40.75 Million Term Loan Facility (Details) - $40.75 Million Term Loan Facility [Member]		12 Months Ended
	Jul. 27, 2021 USD ($) Tranche	Dec. 31, 2022 USD ($) Installment	Dec. 31, 2021 USD ($)	Jul. 23, 2021 Subsidiary
Long-Term Debt [Abstract]
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary				4
Face amount	$ 40,750,000	$ 40,750,000	$ 40,750,000
Number of tranches drawn | Tranche	4
Number of payment installments | Installment		20
Frequency of periodic payment		quarterly
Installment payment		$ 1,154,000
Balloon installment payable at maturity		$ 17,700,000